Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The following table sets forth the basic and diluted earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	As of September 30,
	2025	2024	2023
Numerator:
Net loss attributable to Linkage Global Inc	$(7,462,559)	$(439,336)	$(652,728)

Denominator:
Weighted average number of ordinary shares	5,793,575	2,117,534	2,000,022

Net loss per ordinary share
– Basic and diluted	(1.27)	(0.21)	(0.3)